Borrowings - Loan Facilities Navios Holdings (Details) $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended		10 Months Ended		12 Months Ended
	Jan. 13, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jan. 28, 2016 USD ($)	Feb. 28, 2007 USD ($)	Mar. 23, 2012 USD ($)	Jun. 27, 2014 USD ($)	Aug. 31, 2010 USD ($)	Aug. 31, 2009 USD ($)	Oct. 31, 2010 USD ($)	Oct. 29, 2009 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2007 USD ($)	Nov. 06, 2014 USD ($)	Dec. 20, 2013 USD ($)	Nov. 29, 2013 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2011 USD ($)	Aug. 31, 2011 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)
Debt Instrument [Line Items]
Loss on bond extinguishment											$ 0	$ (27,281)	$ (37,136)
Repayment of debt											35,987
Payments related to installments for the current year											24,117
Payments related to installments for the next year		$ 5,931									6,870
Early payment of a balloon payment											$ 5,000
Other long-term loans | Navios Logistics
Debt Instrument [Line Items]
Line of credit facility issuance date										Oct. 29, 2009
Maximum borrowing capacity										$ 817
Repayment frequency											monthly
Amount outstanding											$ 390
Repayment amount											$ 6
Fixed interest rate											6.00%
Repayment terms											The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
HSH Nordbank and Commerzbank A.G.
Debt Instrument [Line Items]
Line of credit facility issuance date				Feb. 28, 2007
Maximum borrowing capacity				$ 280,000
HSH Nordbank and Commerzbank A.G. | Minimum
Debt Instrument [Line Items]
Loan margin percentage				1.15%
HSH Nordbank and Commerzbank A.G. | Maximum
Debt Instrument [Line Items]
Loan margin percentage				1.75%
HSH Nordbank and Commerzbank A.G. | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility issuance date				Feb. 28, 2007
Maximum borrowing capacity				$ 120,000
Loan Facility Credit Agricole Bank to finance construction of two Capesize bulk carriers
Debt Instrument [Line Items]
Line of credit facility issuance date														Dec. 31, 2007
Maximum borrowing capacity														$ 154,000
Loan margin percentage														1.75%
Loan Facility Credit Agricole Bank ($40,000) to finance construction of Navios Azimuth
Debt Instrument [Line Items]
Line of credit facility issuance date											Sep. 30, 2010
Maximum borrowing capacity																					$ 40,000
Loan margin percentage											2.75%
Interest rate description											LIBOR plus 275 basis points
Repayment installments											11
Repayment frequency											semi-annual
Repayment installment											$ 1,206
Balloon payment on the last repayment date											8,030
Amount outstanding											$ 21,291	23,702
Loan Facility Credit Agricole Bank ($75,000) to finance construction of two Capesize vessels
Debt Instrument [Line Items]
Line of credit facility issuance date								Aug. 31, 2009
Maximum borrowing capacity								$ 75,000
Loan margin percentage								1.75%
Interest rate description								LIBOR plus 175 basis points
Line of credit facility remaining borrowing capacity																	$ 0
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one new building bulk carrier
Debt Instrument [Line Items]
Line of credit facility issuance date											Aug. 31, 2011
Maximum borrowing capacity																				$ 23,000
Loan margin percentage											2.75%
Interest rate description											LIBOR plus 275 basis points
Repayment installments											13
Repayment frequency											semi-annual
Repayment installment											$ 681
Balloon payment on the last repayment date											7,264
Amount outstanding											$ 16,117	17,479
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one new building bulk carrier
Debt Instrument [Line Items]
Line of credit facility issuance date											Dec. 31, 2011
Maximum borrowing capacity																			$ 23,000
Loan margin percentage											3.25%
Interest rate description											LIBOR plus 325 basis points
Repayment installments											13
Repayment frequency											semi-annual
Repayment installment											$ 700
Balloon payment on the last repayment date											7,450
Amount outstanding											$ 16,550	17,950
Loan Facility Credit Agricole ($22,500) to finance the acquisition of the Navios Amalthia and Navios Bonanza
Debt Instrument [Line Items]
Line of credit facility issuance date											Dec. 20, 2013
Maximum borrowing capacity																$ 22,500
Loan margin percentage											3.00%
Interest rate description											LIBOR plus 300 basis points
Amount outstanding											$ 18,563	20,812
Number Of Loan Tranches											2
Loan Facility Credit Agricole ($22,500) to finance the acquisition of the Navios Amalthia and Navios Bonanza | Tranche A
Debt Instrument [Line Items]
Repayment installments											10
Repayment installment											$ 563
Balloon payment on the last repayment date											$ 5,625
Loan Facility Credit Agricole ($22,500) to finance the acquisition of the Navios Amalthia and Navios Bonanza | Tranche B
Debt Instrument [Line Items]
Repayment installments											10
Repayment frequency											semi-annual
Repayment installment											$ 563
Balloon payment on the last repayment date											$ 5,625
Loan DNB NOR Bank ($40,000) to finance construction of one Capesize bulk carrier
Debt Instrument [Line Items]
Line of credit facility issuance date							Aug. 31, 2010
Maximum borrowing capacity							$ 40,000
Loan margin percentage							2.75%
Interest rate description							LIBOR plus 275 basis points
Line of credit facility remaining borrowing capacity																	$ 0
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels
Debt Instrument [Line Items]
Line of credit facility issuance date											Jun. 30, 2009
Maximum borrowing capacity																						$ 240,000
Amount outstanding											$ 40,476	59,216
Number Of Loan Tranches																						4
Amount of each tranche																						$ 60,000
Number of the cancellated tranches									2
Fixed interest rate											2.25%
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche A
Debt Instrument [Line Items]
Repayment of debt									$ 54,500
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche B
Debt Instrument [Line Items]
Repayment of debt									$ 53,600
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche C
Debt Instrument [Line Items]
Repayment installments											10
Repayment frequency											quarterly
Repayment installment											$ 882
Balloon payment on the last repayment date											$ 9,145
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche D
Debt Instrument [Line Items]
Repayment installments											16
Repayment frequency											quarterly
Repayment installment											$ 835
Balloon payment on the last repayment date											9,145
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit facility issuance date					Mar. 23, 2012
Maximum borrowing capacity					$ 42,000
Amount outstanding											$ 58,939	63,339
Loan Facility DVB Bank SE ($72,000) | Tranche A
Debt Instrument [Line Items]
Loan margin percentage					2.85%
Interest rate description					LIBOR plus 285 basis points
Repayment installments											17
Repayment frequency											quarterly
Repayment installment											$ 362
Balloon payment on the last repayment date											$ 14,400
Number Of Loan Tranches					2
Amount of each tranche					$ 26,000
Loan Facility DVB Bank SE ($72,000) | Tranche B
Debt Instrument [Line Items]
Loan margin percentage					3.60%
Interest rate description					LIBOR plus 360 basis points
Repayment installments											18
Repayment frequency											quarterly
Repayment installment											$ 269
Balloon payment on the last repayment date											$ 6,354
Amount of each tranche					$ 16,000
Loan Facility DVB Bank SE ($72,000) | New Tranche June 2014
Debt Instrument [Line Items]
Line of credit facility issuance date						Jun. 27, 2014
Loan margin percentage						2.75%
Interest rate description						LIBOR plus 275 basis points
Repayment installments											18
Repayment frequency											quarterly
Repayment installment											$ 469
Balloon payment on the last repayment date											$ 18,750
Amount of each tranche						$ 30,000
Loan Facility DVB Bank SE ($40,000) to finance the acquisition of four Panamax vessels
Debt Instrument [Line Items]
Line of credit facility issuance date											Sep. 30, 2013
Maximum borrowing capacity																		$ 40,000
Loan margin percentage											3.25%
Interest rate description											LIBOR plus 325 basis points
Repayment installments											12
Repayment frequency											quarterly
Repayment installment											$ 1,000
Balloon payment on the last repayment date											20,000
Amount outstanding											$ 32,000	35,625
Alpha Bank A.E. ($31,000) to finance part of the acquisition of a 2012-built 179,515 dwt Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date											Nov. 06, 2014
Maximum borrowing capacity															$ 31,000
Loan margin percentage											3.00%
Interest rate description											LIBOR plus 300 basis points
Repayment installments											28
Repayment frequency											quarterly
Repayment installment											$ 450
Balloon payment on the last repayment date											16,600
Amount outstanding											$ 29,200	$ 31,000
Subsequent event | Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Repayment of debt			$ 4,131
Subsequent event | Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 41,000
Loan margin percentage		2.55%
Interest rate description		LIBOR plus 255 basis points
Number Of Loan Tranches		2
Subsequent event | Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche A
Debt Instrument [Line Items]
Balloon payment on the last repayment date		$ 15,000
Subsequent event | Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche B
Debt Instrument [Line Items]
Balloon payment on the last repayment date		$ 9,165
Subsequent event | Alpha Bank A.E. ($31,000) to finance part of the acquisition of a 2012-built 179,515 dwt Capesize vessel
Debt Instrument [Line Items]
Repayment of debt	$ 1,800
First 8 installments | Subsequent event | Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche A
Debt Instrument [Line Items]
Repayment installments		8
Repayment frequency		quarterly
Repayment installment		$ 500
First 8 installments | Subsequent event | Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche B
Debt Instrument [Line Items]
Repayment installments		8
Repayment frequency		quarterly
Repayment installment		$ 394
From 9th to 25th installment | Subsequent event | Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche A
Debt Instrument [Line Items]
Repayment installments		16
Repayment frequency		quarterly
Repayment installment		$ 375
From 9th to 25th installment | Subsequent event | Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche B
Debt Instrument [Line Items]
Repayment installments		16
Repayment frequency		quarterly
Repayment installment		$ 230